Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares		Common Stock [Member] SGD ($) shares		Common Stock [Member] Scenario, Adjustment [Member] shares	[1]	Common Stock [Member] Reverse Stock Split [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Additional Paid-in Capital [Member] Reverse Stock Split [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Retained Earnings [Member] Reverse Stock Split [Member] SGD ($)	USD ($)	SGD ($)	Reverse Stock Split [Member] SGD ($)	Forex Reserve [Member] USD ($)
Balance at Dec. 31, 2021				$ 0							$ 11			$ 1,036			$ 1,036
Balance, shares at Dec. 31, 2021 | shares	[1]	1		1
Net income & profit for the year														663			663
Dividends														(1,449)			(1,449)
Balance at Dec. 31, 2022				$ 0							11			250			261
Balance, shares at Dec. 31, 2022 | shares	[1]	1		1
Net income & profit for the year														1,118			1,118
Dividends														(1,236)			(1,236)
Balance at Dec. 31, 2023		$ 0		$ (0)	[2]					$ 8	11		$ 97	132		$ 105	143
Balance, shares at Dec. 31, 2023 | shares	[1],[3]	1		1
Share issued during the year
Share issued during the year, shares | shares	[3]	999,999		999,999
Net income & profit for the year														183			183
Dividends														(300)			(300)
Balance at Jun. 30, 2024					[2]						11			15			26
Balance, shares at Jun. 30, 2024 | shares	[3]	1,000,000		1,000,000
Balance at Dec. 31, 2023		$ 0		$ (0)	[2]					8	11		97	132		105	143
Balance, shares at Dec. 31, 2023 | shares	[1],[3]	1		1
Share issued during the year		$ 0
Share issued during the year, shares | shares	[1]	14,999,999		14,999,999
Net income & profit for the year													126	172		126	172
Dividends													(220)	(300)		(220)	(300)
Balance at Dec. 31, 2024		$ 0		$ 0				$ (0)	[2]	8	11	$ 11	3	4	$ 4	11	15	$ 15	$ (0)
Balance, shares at Dec. 31, 2024 | shares		1	[1]	1	[1]	15,000,000		1,000,000	[3]
Net income & profit for the year													(188)		$ (248)	(188)	(248)	$ (248)
Foreign currency translation																(6)			(6)
Balance at Jun. 30, 2025			[2]		[2]					$ 8	$ 11		$ (185)	$ (244)		$ (183)	$ (233)		$ (6)
Balance, shares at Jun. 30, 2025 | shares	[3]	1,000,000		1,000,000

[1]	Retrospectively presented for the effect of 1 share issued on February 15, 2024 in preparation of the Company’s initial public offering
[2]	Below S$1,000/US$1,000
[3]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share sub-division and 5,000,000 share surrender approved on October 2, 2024 and (iii) the 15 for 1 reverse share split effected on February 12, 2026. (Note 1)